Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of option pricing model

The following assumptions were used during the following periods:

	March 31, 2021	December 31, 2020
Exercise price	$58.00	$11.00-$15.25
Risk-free rate of interest	0.20%-0.34%	0.30%-0.49%
Expected term (years)	6.0	5.5-6.5
Expected stock price volatility	80%	80%
Dividend yield	—	—

The following assumptions were used during the following periods:

	December 31,
	2020	2019
Exercise price	$11.00-$15.25	$11.00
Risk-free rate of interest	0.30%-0.49%	1.54%-1.73%
Expected term (years)	5.5-6.5	6.0-6.5
Expected stock price volatility	80%	80%
Dividend yield	—	—

Disclosure of share-based compensation arrangements by share-based payment award

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	486,755	$10.79	8.8	$19,571,655
Granted	42,500	58.00	9.8	595,000
Forfeited	(40,000)	—	—	—

Outstanding as of March 31, 2021	489,255	$14.58	8.7	$30,388,510

Options vested and exercisable as of March 31, 2021	376,493	$6.21	4.0	$24,771,202

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2018	355,408	$5.74	8.2	$1,782,729
Granted	28,180	11.00	9.6
Forfeited/Cancelled	(50,000)	—	—	—

Outstanding as of December 31, 2019	333,588	$5.74	7.2	$1,782,729
Granted	266,500	14.37	9.7	9,761,125
Forfeited /Cancelled	(113,333)	—	—	—

Outstanding as of December 31, 2020	486,755	$10.79	8.8	$19,571,655

Options vested and exercisable as of December 31, 2020	329,489	$6.31	4.0	$14,723,342